Derivatives and Hedging - Additional Information (Detail) (Overseas customers)	12 Months Ended
Mar. 31, 2014
Overseas customers
Percentage of Revenues Generated from Overseas Customers [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	55.00%